Parent Company - Summary of Condensed Statements of Cash Flows (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Cash flows from operating activities:
Net income	₩ 3,227,508	$ 2,234,266	₩ 3,171,469	₩ 2,626,894
Interest income
Other	(21,188,743)	(14,668,058)	(22,013,341)	(20,641,554)
Dividend income
Net cash inflow(outflow) from operating activities	13,642,391	9,444,043	(6,129,300)	1,621,942
Cash flows from investing activities:
Others	40,489	28,029	(126,765)	8,719
Net cash outflow from investing activities	(9,880,603)	(6,839,919)	(34,299)	(2,254,141)
Cash flows from financing activities:
Redemption of hybrid securities	(1,541,784)	(1,067,309)	(1,708,213)	(1,099,392)
Others	(41)	(28)	(17,690)	118
Net cash inflow(outflow) from financing activities	7,685,336	5,320,229	1,245,341	(2,860,177)
Cash and cash equivalents, beginning of the period	27,281,123	18,885,551	30,556,618	34,219,148
Cash and cash equivalents, end of the period	38,499,679	$ 26,651,676	27,281,123	30,556,618
Parent company
Cash flows from operating activities:
Net income	1,127,040		1,123,332	1,424,508
Interest income
Bank subsidiaries	(27,356)		(51,778)	(63,806)
Other	(940)		0	(786)
Dividend income
Bank subsidiaries	(1,352,524)		(1,131,996)	(1,372,572)
Non-bank subsidiaries	(95,962)		(76,526)	(110,384)
Others	1,667,502		1,285,563	1,550,265
Net cash inflow(outflow) from operating activities	1,317,760		1,148,595	1,427,225
Cash flows from investing activities:
Acquisition of investments in subsidiaries	(1,405,504)		(535,541)	(898,740)
Increase in advance payments related to investments in subsidiaries	0		(155,388)	0
Others	99,342		973,476	24,992
Net cash outflow from investing activities	(1,306,162)		282,547	(873,748)
Cash flows from financing activities:
Issue of hybrid securities	797,781		1,196,816	498,680
Redemption of hybrid securities	(900,000)		(1,000,000)	0
Dividends paid on hybrid securities	(150,059)		(158,682)	(131,149)
Increase in borrowings and debentures	938,401		599,000	399,234
Redemption of borrowings and debentures	(310,000)		(150,000)	(260,000)
Dividends paid	(931,111)		(882,183)	(979,586)
Others	(153,201)		(139,688)	(104,510)
Net cash inflow(outflow) from financing activities	(708,189)		(534,737)	(577,331)
Net increase(decrease) in cash and cash equivalents	(696,591)		896,405	(23,854)
Cash and cash equivalents, beginning of the period	1,185,912		289,507	313,361
Cash and cash equivalents, end of the period	₩ 489,321		₩ 1,185,912	₩ 289,507